Exploration and Evaluation of Oil and Gas Reserves - Summary of Aging Capitalized Exploratory and Well Costs by Year (Detail) (Detail) $ in Millions	Dec. 31, 2019 USD ($) Project	Dec. 31, 2018 USD ($) Project
Disclosure of Exploration and Evaluation of Oil and Gas [abstract]
Exploratory well costs capitalized for a period of one year	$ 219	$ 85
Exploratory well costs capitalized for a period greater than one year	4,043	4,047
Total capitalized exploratory well costs	$ 4,262	$ 4,132
Number of projects relating to exploratory well costs capitalized for a period greater than one year | Project	43	49